Debt - Scheduled Principal Payments (Detail) - Dec. 31, 2018 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of detailed information about borrowings [line items]
Principal payments	$ 5,227	$ 3,832
2020 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	31	23
2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	159	117
2022 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	275	202
2023 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	300	220
More Than 5 Years [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	$ 4,462	$ 3,270